Annual Total Returns - Fidelity Freedom Blend 2035 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2035 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2035 Fund- Class A
Bar Chart Table:
Annual Return 2019	25.22%
Annual Return 2020	16.39%